Property, Equipment and Software, Net - Property, Equipment and Software (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 53,508		¥ 53,930
Less: accumulated depreciation and amortization	(45,806)		(43,150)
Property, equipment and software, net	7,702	$ 1,215	10,780
Electronic Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	13,399		13,472
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	5,675		7,122
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	29,556		28,417
Vehicles
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	1,405		1,291
Computer Softwares
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 3,473		¥ 3,628